UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22265

Western Asset Municipal Defined

Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.9%
Alabama - 3.0%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Step bond, 0.000% til 10/1/23; 7.900%	0.000%	10/1/50	$9,470,000	$7,832,826

Arizona - 3.4%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	350,000	384,115	(a)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	7,110,000	8,519,486

Total Arizona				8,903,601

California - 4.0%
California State Health Facilities Financing Authority Revenue, Kaiser Permanente	4.000%	11/1/38	200,000	214,308
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,500,000	3,762,920	(a)(b)
California State, GO, Various Purpose	4.000%	11/1/36	250,000	271,703	(c)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	790,000	861,108
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,086,830
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	2,000,000	2,573,400
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	725,000	770,428
University of California, CA, Revenue	4.000%	5/15/46	1,000,000	1,061,030

Total California				10,601,727

Colorado - 4.5%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	526,520
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	221,940
Colorado State Health Facilities Authority Revenue, Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	3,000,000	3,575,520	(d)(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	7,359,900

Total Colorado				11,683,880

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	250,000	254,083

Florida - 1.1%
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	5.625%	6/1/26	275,000	277,522	(a)
Tuscan Isle Champions Gate Project	6.000%	6/1/30	150,000	150,084	(a)
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	1,000,000	1,109,220	(f)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	500,000	579,245	(c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	350,000	402,136
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	276,940

Total Florida				2,795,147

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 7.3%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	$5,000,000	$5,541,250	(f)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	3,260,000	3,630,238	(f)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,848,340	(f)

Total Georgia				19,019,828

Illinois - 5.1%
Chicago, IL, GO	5.000%	1/1/25	250,000	276,910
Chicago, IL, GO	5.500%	1/1/30	1,685,000	1,850,635
Chicago, IL, GO	6.000%	1/1/38	500,000	578,390
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/26	1,000,000	1,083,740
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	2,000,000	2,273,700
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/35	250,000	289,350
Senior Lien	5.000%	1/1/47	500,000	572,010
Senior Lien	5.000%	1/1/52	500,000	569,415
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/36	750,000	840,037
Chicago, IL, Waterworks Revenue, Second Lien	5.000%	11/1/29	600,000	707,214
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	600,000	687,096	(c)
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/32	300,000	342,495	(c)
Illinois State, GO	5.000%	2/1/26	1,000,000	1,119,160
Illinois State, GO	5.000%	2/1/27	250,000	279,818
Illinois State, GO	5.000%	2/1/29	600,000	657,450
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	1,000,000	1,017,720
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	1,000,000	140,100

Total Illinois				13,285,240

Indiana - 6.8%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	675,000	773,982
Indiana Municipal Power Agency, Power Supply System Revenue	6.000%	1/1/39	8,000,000	8,545,920	(f)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	8,000,000	8,576,240	(f)

Total Indiana				17,896,142

Louisiana - 4.0%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	10,000,000	10,389,900	(f)

Maryland - 4.1%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments	5.000%	6/1/44	1,350,000	1,461,672
Maryland State Health & Higher EFA Revenue, Washington County Hospital Issue	5.750%	1/1/38	9,000,000	9,141,120	(f)

Total Maryland				10,602,792

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Umass Boston Student Housing Project	5.000%	10/1/41	250,000	278,715

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 9.9%
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	$2,995,000	$3,284,047	(f)
Second Lien, AGM	6.250%	7/1/36	5,000	5,426
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,500,000	1,598,655	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	350,000	395,847
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	410,000	459,946
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	9,000,000	9,307,170	(f)(g)
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,000,000	2,227,940
William Beaumont Hospital	8.250%	9/1/39	8,000,000	8,582,560	(f)

Total Michigan				25,861,591

New Jersey - 5.5%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	750,000	821,827	(b)
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	665,000	687,790	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	11,128,600	(f)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	125,000	145,590
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	3,000,000	1,671,390

Total New Jersey				14,455,197

New York - 8.2%
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	1,000,000	1,188,710
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,500,000	3,195,075
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	1,250,000	1,379,875
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	585,375
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/32	2,000,000	1,207,360
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	575,000	627,101	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	1,000,000	1,135,210
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	3,000,000	3,306,150	(b)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,787,081

Total New York				21,411,937

North Carolina - 0.4%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/54	750,000	829,897
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	118,112

Total North Carolina				948,009

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	$200,000	$195,578

Oregon - 0.3%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	650,000	738,524

Pennsylvania - 4.9%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,146,790
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	10,758,700
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	232,400
Philadelphia School District Project, AGM	5.000%	6/1/33	550,000	633,347

Total Pennsylvania				12,771,237

Rhode Island - 4.2%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	10,000,000	11,036,000	(f)

Texas - 12.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/35	300,000	354,489
Brazos River, TX, Harbor Navigation District Revenue, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,000,000	10,549,700	(b)
Clifton, TX, Higher Education Finance Corp., Education Revenue, IDEA Public Schools, PSF-GTD	5.000%	8/15/35	2,400,000	2,815,056
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	120,000	141,076	(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,318,690
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/47	1,000,000	1,083,280
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,200,000	10,361,568	(f)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	190,000	208,871
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,610,645
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	557,525	(b)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	306,987	(a)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	50,193

Total Texas				31,358,080

U.S. Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	4,000,000	3,090,000

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.1%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	$250,000	$277,263

Virginia - 1.3%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	400,000	456,908	(b)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	500,000	568,660	(b)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	2,007,099	(b)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	400,000	434,872	(b)

Total Virginia				3,467,539

Washington - 0.5%
Washington State HFC Revenue:
Heron’s Key	5.500%	1/1/24	500,000	501,040	(a)
Heron’s Key	6.000%	7/1/25	675,000	701,804	(a)

Total Washington				1,202,844

Wisconsin - 4.8%
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/46	150,000	141,066	(a)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	5.000%	12/1/27	1,500,000	1,609,245	(a)
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	10,818,100	(f)

Total Wisconsin				12,568,411

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $224,454,205)				252,926,091

SHORT-TERM INVESTMENTS - 2.9%
MUNICIPAL BONDS - 2.9%
Massachusetts - 0.2%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.770%	7/1/46	400,000	400,000	(h)(i)

Missouri - 0.3%
Missouri State HEFA Revenue, BJC Health System	0.740%	5/15/38	875,000	875,000	(h)(i)

New York - 2.1%
New York City, NY, GO, Subordinated, LOC-Dexia Credit Local	0.900%	3/1/34	460,000	460,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.900%	6/15/32	1,400,000	1,400,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.990%	6/15/32	3,525,000	3,525,000	(h)(i)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.900%	11/1/22	100,000	100,000	(h)(i)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.810%	11/1/41	100,000	100,000	(b)(h)(i)

Total New York				5,585,000

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.3%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.760%	6/1/33	$700,000	$700,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $7,560,000)				7,560,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $30,318)	0.934%		30,318	30,318

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,590,318)				7,590,318

TOTAL INVESTMENTS - 99.8% (Cost - $232,044,523)				260,516,409
Other Assets in Excess of Liabilities - 0.2%				582,626

TOTAL NET ASSETS - 100.0%				$261,099,035

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Security is purchased on a when-issued basis.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	40	12/17	$6,206,653	$6,243,750	$37,097

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$252,926,091	—	$252,926,091

Short-Term Investments†:
Municipal Bonds	—	7,560,000	—	7,560,000
Money Market Funds	$30,318	—	—	30,318

Total Short-Term Investments	30,318	7,560,000	—	7,590,318

Total Investments	30,318	260,486,091	—	260,516,409

Other Financial Instruments:
Futures Contracts	37,097	—	—	37,097

Total	$67,415	$260,486,091	—	$260,553,506

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017